Prohibited Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Prohibited Transactions	PROHIBITED TRANSACTIONS
The Company remitted certain participant contributions to Trustee for the year ended December 31, 2025 later than required by Department of Labor Regulation 2510.3-102. For contributions totaling $1,457,076, participants' accounts were credited with the amount of investment income that would have been earned had the employee deferrals been remitted on a timely basis. The plan administrator is in the process of correcting contributions totaling $2,565. The Company will file Form 5330 with the IRS and pay the required excise tax on the 2025 transactions.